Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	LUMIRADX LIMITED
Amendment Flag	false
Entity Central Index Key	0001685428
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31